Leases (Lease Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Lease liabilities [abstract]
Opening Balance	$ 1,270	$ 1,324
Net additions	85	55
Interest expense on lease liabilities	45	44
Interest payments on lease liabilities	(45)	(44)
Principal payments on lease liabilities	(110)	(112)
Other	0	3
Current	110	113
Lont-term	1,135	1,157
Ending Balance	$ 1,245	$ 1,270